Tradr 2X Long JOBY Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$26,769,949
TOTAL NET ASSETS — 100.0%	$26,769,949

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Joby Aviation, Inc.	Receive	6.40% (OBFR01* + 275bps)	At Maturity	10/13/2026	$51,220,969	$-	$(12,671,378)
Marex	Joby Aviation, Inc.	Receive	6.65% (OBFR01* + 300bps)	At Maturity	11/14/2026	$6,750,596	$-	$(652,650)
TOTAL EQUITY SWAP CONTRACTS								$(13,324,028)

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.